Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 56,983	$ 589,668	$ 12,047
Accounts receivable	54,822	55,169	52,761
Inventory	416,509	196,553
Deferred cost		0	350,000
Prepaid expenses and other current assets	300,790	432,082	14,184
TOTAL CURRENT ASSETS	829,104	1,273,472	428,992
Property and equipment, net	69,862	3,834	0
Operating lease right-of-use asset	77,697	49,432	0
TOTAL ASSETS	976,663	1,326,738	428,992
CURRENT LIABILITIES
Accounts payable and accrued expenses	975,159	941,309	748,926
Accounts payable – related party	53,275	124,370	153,300
Deferred revenue		0	550,000
Convertible loans payable, net of discounts	39,999	176,703	149,241
Due to officers	105,020	17,485	84,676
Derivative liability	0	354,160	310,641
Current portion of operating lease liability	68,740	39,148	0
Common stock subscriptions liability	0	377,350	0
TOTAL CURRENT LIABILITIES	1,242,193	2,030,525	1,996,784
Operating lease liability, net of current portion	8,957	10,283	0
TOTAL LIABILITIES	1,251,150	2,040,808	1,996,784
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' DEFICIT:
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	9,781	9,781	9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 177,870,062 and 143,840,643 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	177,870	143,840	123,316
Common stock subscriptions, 0 and 15,855,000 shares at September 30, 2022 and December 31, 2021, respectively	0	792,745	1,504,000
Additional paid in capital	23,386,295	20,777,401	16,153,038
Accumulated deficit	(23,940,116)	(22,395,393)	(19,357,927)
Accumulated other comprehensive income (loss)	91,683	(42,444)	0
TOTAL STOCKHOLDERS' DEFICIT	(274,487)	(714,070)	(1,567,792)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 976,663	$ 1,326,738	$ 428,992